Offerings - Offering: 1	Mar. 02, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	8,247,527
Proposed Maximum Offering Price per Unit | shares	15.15
Maximum Aggregate Offering Price | $	$ 124,950,034.05
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 17,255.6
Offering Note

(1) In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

(2) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales price of the registrant’s common stock on the Nasdaq Global Select Market on February 23, 2026.

(3) Consists of 8,247,527 additional shares issuable under the 2020 Stock Incentive Plan.